Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	CLIMB BIO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40708
Entity Tax Identification Number	83-2273741
Entity Address Address Line 1	2801 Centerville Road 1st Floor
Entity Address City Or Town	Wilmington
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19808-1609
City Area Code	1-(866)
Local Phone Number	857-2596
Entity Information Former Legal Or Registered Name	Eliem Therapeutics, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	CLYM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001768446
Amendment Flag	false